Commitments and Contingencies - Navios Holdings Future Minimum Commitments for Chartered-In Vessels, Barges and Pushboats (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Other Commitments [Line Items]
June 30, 2016	$ 91,894
June 30, 2017	92,549
June 30, 2018	93,932
June 30, 2019	85,681
June 30, 2020	79,256
June 30, 2021 and thereafter	213,050
Total	656,362
In operation
Other Commitments [Line Items]
June 30, 2016	90,096
June 30, 2017	74,833
June 30, 2018	70,627
June 30, 2019	62,376
June 30, 2020	55,887
June 30, 2021 and thereafter	100,283
Total	454,102
To be delivered
Other Commitments [Line Items]
June 30, 2016	1,798
June 30, 2017	17,716
June 30, 2018	23,305
June 30, 2019	23,305
June 30, 2020	23,369
June 30, 2021 and thereafter	112,767
Total	$ 202,260